Right of use assets (Tables)	6 Months Ended
Jun. 30, 2025
Schedule of right of use assets
	June 30,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(172)	(333)
New leases	58	353
Adjustment	(19)	-
Ending Balance	$268	$401